Inventories, net	12 Months Ended
Dec. 31, 2024
Inventories, net
Inventories, net
8.	Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2023	2024
	(RMB in millions)
Products	71,297	91,631
Packing materials and others	1,131	1,782

Inventories	72,428	93,413
Inventory valuation allowance	(4,370)	(4,087)

Inventories, net	68,058	89,326